OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	December 31, 2022	December 31, 2021
Marketable securities[1]	22(a)	$6.1	$40.4
Deferred consideration from the sale of Sadiola	22(a)	19.6	18.9
Advances for the purchase of capital equipment[2]		66.4	44.6
Receivable from Staatsolie[3]		—	10.7
Income taxes receivable		2.7	27.0
Bond fund investments	22(a)	2.0	4.7
Royalty interests[4]		7.2	12.8
Long-term prepayment[5]		3.6	4.0
Hedge derivatives	21(c)(i)	7.0	34.0
Non-hedge derivatives		6.7	1.8
Other		7.5	5.7
		$128.8	$204.6
1.The Company sold marketable securities during the year ended December 31, 2022 for proceeds of $27.6 million. The loss of $0.3 million was recorded in other comprehensive income.
2.Includes advances related to the Côté Gold project of $59.0 million (December 31, 2021 - $33.0 million).
3.As at December 31, 2022, Rosebel met the criteria to be classified as held for sale and discontinued operations (note 5).
4.The Company, through its 90%-owned subsidiary EURO, owns a royalty whereby EURO is entitled to receive 50% of the payable silver production over the life of mine on the Bomboré Project that is owned by a subsidiary of Orezone Gold Corporation. The agreement is accounted for as a royalty interest. The royalty interest is recorded at cost and subsequently measured at cost less accumulated depreciation. During the year ended December 31, 2022, the Company recorded an impairment of $5.6 million relating to the Paul Isnard royalty interests on the Montagne d’Or project owned by Orea Mining that is held by EURO.
5.On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years upon commissioning for active use. The solar power plant was commissioned for active use on June 1, 2018. A prepayment of $4.9 million was made in 2017 towards the purchase of power in connection with the agreement, and for the year ended December 31, 2022, $0.4 million (year ended December 31, 2021 - $0.3 million) was utilized.